Basis of preparation and accounting policies - Policies - investments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Financial instruments
Financial investments	$ 404,096
At fair value
Financial instruments
Financial investments at fair value	388,093
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Financial investments	$ 15,600